[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

January 30, 2026

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Amplify ETF Trust
File Nos.: 333-207937; 811-23108

Ladies and Gentlemen:

On behalf of the Amplify ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “Securities Act”), this letter serves to certify that the most recent amendment to the prospectuses on Form N-1A (the “Prospectuses”) of the Registrant and the funds listed below do not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 399, which was the most recent amendment to the Prospectuses, was filed electronically with the Securities and Exchange Commission on January 28, 2026.

Amplify AI Powered Equity ETF	Amplify Cybersecurity ETF
Amplify Alternative Harvest ETF	Amplify Digital Payments ETF
Amplify Bitcoin 2% Monthly Option Income ETF (formerly Amplify Bitcoin 24% Premium Income ETF)	Amplify Etho Climate Leadership U.S. ETF
Amplify Bitcoin Max Income Covered Call ETF	Amplify CEF High Income ETF (formerly Amplify High Income ETF)
Amplify BlackSwan Growth & Treasury Core ETF	Amplify Junior Silver Miners ETF
Amplify BlackSwan ISWN ETF	Amplify Lithium & Battery Technology ETF
Amplify Blockchain Technology ETF (formerly Amplify Transformational Data Sharing ETF)	Amplify Online Retail ETF
Amplify Bloomberg AI Value Chain ETF	Amplify Samsung SOFR ETF
Amplify TLT U.S. Treasury 12% Option Income ETF (formerly Amplify Bloomberg U.S. Treasury 12% Premium Income ETF)	Amplify Samsung U.S. Natural Gas Infrastructure ETF
Amplify BlueStar Israel Technology ETF	Amplify Seymour Cannabis ETF
Amplify Cash Flow Dividend Leaders ETF	Amplify SILJ Covered Call ETF
Amplify COWS Covered Call ETF	Amplify Small-Mid Cap Equity ETF
Amplify CWP Enhanced Dividend Income ETF	Amplify Travel Tech ETF
Amplify CWP Growth & Income ETF	Amplify Video Game Leaders ETF
Amplify CWP International Enhanced Dividend Income ETF	Amplify Weight Loss Drug & Treatment ETF

If you have any questions or comments, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney